Financing Income (Expenses), Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Change in fair value of warrants liability	$ 925,910	$ (1,101,229)	[1]	$ 117,577
Inducement related to warrants exercised		(166,500)
Expenses related to issuing warrants				(34,272)
Exchange rate differences and other finance costs	45,427	(70,029)		(7,877)
Liability for minimum royalty expenses	(50,000)
Financing (income) expenses, net	$ 921,337	$ (1,337,758)		$ 75,428

[1]	See Note 2D